PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya Russell™ Large Cap
Value Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.4%
Communication Services : 10.2%
29,367
Alphabet, Inc. - Class A
$ 7,139,118
2.5
23,912  Alphabet, Inc. - Class
C
5,823,768
2.1
99,843
AT&T, Inc.
2,819,566
1.0
52,128  Comcast Corp. - Class
A
1,637,862
0.6
5,543  Meta Platforms, Inc.
- Class A
4,070,668
1.4
6,464
T-Mobile US, Inc.
1,547,352
0.6
60,114  Verizon
Communications, Inc.
2,642,010
0.9
25,776
Walt Disney Co.
2,951,352
1.1
28,631,696
10.2
Consumer Discretionary : 7.2%
37,537
(1)
Amazon.com, Inc.
8,241,999
2.9
200
(1)
AutoZone, Inc.
858,048
0.3
28
Booking Holdings, Inc.
151,180
0.1
13,551
General Motors Co.
826,204
0.3
3,371
Home Depot, Inc.
1,365,895
0.5
7,977
Lowe's Cos., Inc.
2,004,700
0.7
753  Marriott International,
Inc. - Class A
196,111
0.1
9,599
McDonald's Corp.
2,917,040
1.1
16,468
NIKE, Inc. - Class B
1,148,314
0.4
981
(1)
O'Reilly Automotive,
Inc.
105,762
0.0
14,048
Starbucks Corp.
1,188,461
0.4
7,960
TJX Cos., Inc.
1,150,538
0.4
20,154,252
7.2
Consumer Staples : 8.3%
24,010
Altria Group, Inc.
1,586,101
0.6
28,305
Coca-Cola Co.
1,877,188
0.7
6,012
Colgate-Palmolive Co.
480,599
0.2
18,408
Keurig Dr Pepper, Inc.
469,588
0.2
3,022
Kimberly-Clark Corp.
375,755
0.1
18,441  Mondelez International,
Inc. - Class A
1,152,009
0.4
16,833
PepsiCo, Inc.
2,364,027
0.8
22,176  Philip Morris
International, Inc.
3,596,947
1.3
33,432
Procter & Gamble Co.
5,136,827
1.8
6,461
Target Corp.
579,552
0.2
55,738
Walmart, Inc.
5,744,358
2.0
23,362,951
8.3
Energy : 5.5%
27,338
Chevron Corp.
4,245,318
1.5
18,018
ConocoPhillips
1,704,323
0.6
7,778
EOG Resources, Inc.
872,069
0.3
61,677
Exxon Mobil Corp.
6,954,082
2.5
19,635
Schlumberger NV
674,855
0.2
16,415
Williams Cos., Inc.
1,039,890
0.4
15,490,537
5.5
Financials : 25.1%
6,924
Aflac, Inc.
773,411
0.3
5,254
American Express Co.
1,745,169
0.6
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
8,201  American International
Group, Inc.
$ 644,107
0.2
230
Aon PLC - Class A
82,013
0.0
1,779  Apollo Global
Management, Inc.
237,087
0.1
3,390  Arthur J Gallagher &
Co.
1,050,019
0.4
88,371
Bank of America Corp.
4,559,060
1.6
26,252
(1)
Berkshire Hathaway,
Inc. - Class B
13,197,930
4.7
2,171
Blackrock, Inc.
2,531,104
0.9
3,560  Brookfield Asset
Management Ltd.
- Class A
202,706
0.1
8,947  Capital One Financial
Corp.
1,901,953
0.7
22,169
Charles Schwab Corp.
2,116,474
0.8
5,297
Chubb Ltd.
1,495,078
0.5
21,349
Citigroup, Inc.
2,166,923
0.8
5,119
CME Group, Inc.
1,383,103
0.5
5,572
(1)
Fiserv, Inc.
718,398
0.3
4,049  Goldman Sachs
Group, Inc.
3,224,421
1.2
5,777  Interactive Brokers
Group, Inc. - Class A
397,515
0.1
8,120  Intercontinental
Exchange, Inc.
1,368,058
0.5
39,530  JPMorgan Chase &
Co.
12,468,948
4.4
7,246
KKR & Co., Inc.
941,618
0.3
6,192  Marsh & McLennan
Cos., Inc.
1,247,874
0.4
7,997
MetLife, Inc.
658,713
0.2
16,393
Morgan Stanley
2,605,831
0.9
13,616
(1)
PayPal Holdings, Inc.
913,089
0.3
5,624  PNC Financial
Services Group, Inc.
1,130,030
0.4
7,922
Progressive Corp.
1,956,338
0.7
4,370
S&P Global, Inc.
2,126,923
0.8
3,218
Travelers Cos., Inc.
898,530
0.3
18,361
Truist Financial Corp.
839,465
0.3
22,230
US Bancorp
1,074,376
0.4
45,902
Wells Fargo & Co.
3,847,506
1.4
70,503,770
25.1
Health Care : 13.6%
24,646
Abbott Laboratories
3,301,085
1.2
2,006
Amgen, Inc.
566,093
0.2
4,066  Becton Dickinson and
Co.
761,033
0.3
17,388
(1)
Boston Scientific Corp.
1,697,590
0.6
23,426  Bristol-Myers Squibb
Co.
1,056,513
0.4
3,452
Cigna Group
995,039
0.3
17,827
CVS Health Corp.
1,343,978
0.5
9,081
Danaher Corp.
1,800,399
0.6
8,181
(1)
Edwards Lifesciences
Corp.
636,236
0.2
3,219
Elevance Health, Inc.
1,040,123
0.4
12,954
Gilead Sciences, Inc.
1,437,894
0.5

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Large Cap
Value Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
1,918
HCA Healthcare, Inc.
$ 817,452
0.3
34,252
Johnson & Johnson
6,351,006
2.3
138
McKesson Corp.
106,610
0.0
18,253
Medtronic PLC
1,738,416
0.6
35,863
Merck & Co., Inc.
3,009,982
1.1
80,860
Pfizer, Inc.
2,060,313
0.7
1,484  Regeneron
Pharmaceuticals, Inc.
834,409
0.3
3,639
Stryker Corp.
1,345,229
0.5
5,375
(1)
Thermo Fisher
Scientific, Inc.
2,606,982
0.9
12,952  UnitedHealth Group,
Inc.
4,472,326
1.6
1,283
Zoetis, Inc.
187,729
0.1
38,166,437
13.6
Industrials : 10.9%
6,369
3M Co.
988,341
0.4
422  Automatic Data
Processing, Inc.
123,857
0.0
8,855
(1)
Boeing Co.
1,911,175
0.7
11,292
Carrier Global Corp.
674,132
0.2
5,779
Caterpillar, Inc.
2,757,450
1.0
872
(1)
Copart, Inc.
39,214
0.0
26,718
CSX Corp.
948,756
0.3
3,478
Deere & Co.
1,590,350
0.6
5,578
Eaton Corp. PLC
2,087,566
0.7
8,022
Emerson Electric Co.
1,052,326
0.4
3,051
FedEx Corp.
719,456
0.3
3,597  General Dynamics
Corp.
1,226,577
0.4
9,051  Honeywell
International, Inc.
1,905,236
0.7
2,802
Illinois Tool Works, Inc.
730,650
0.3
9,396  Johnson Controls
International PLC
1,033,090
0.4
2,145
Lockheed Martin Corp.
1,070,805
0.4
3,214
Norfolk Southern Corp.
965,518
0.3
1,930  Northrop Grumman
Corp.
1,175,988
0.4
7,326
PACCAR, Inc.
720,292
0.3
1,832
Parker-Hannifin Corp.
1,388,931
0.5
19,043  Raytheon Technologies
Corp.
3,186,465
1.1
2,879
Republic Services, Inc.
660,673
0.2
649
TransDigm Group, Inc.
855,395
0.3
7,840
Union Pacific Corp.
1,853,141
0.7
10,447  United Parcel Service,
Inc. - Class B
872,638
0.3
30,538,022
10.9
Information Technology : 10.7%
8,910  Accenture PLC - Class
A
2,197,206
0.8
9,514
(1)
Advanced Micro
Devices, Inc.
1,539,270
0.6
7,062
Analog Devices, Inc.
1,735,133
0.6
8,178
Applied Materials, Inc.
1,674,364
0.6
56,652
Cisco Systems, Inc.
3,876,130
1.4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
3,710  Dell Technologies, Inc.
- Class C
$ 525,967
0.2
62,200
Intel Corp.
2,086,810
0.7
13,243  International Business
Machines Corp.
3,736,645
1.3
11,445  Marvell Technology,
Inc.
962,181
0.3
15,903  Micron Technology,
Inc.
2,660,890
1.0
3,550
(1)
MicroStrategy, Inc.
- Class A
1,143,846
0.4
1,371  Motorola Solutions,
Inc.
626,945
0.2
11,861
Qualcomm, Inc.
1,973,196
0.7
1,528  Roper Technologies,
Inc.
761,998
0.3
11,801
Salesforce, Inc.
2,796,837
1.0
698
(1)
Synopsys, Inc.
344,386
0.1
7,643
Texas Instruments, Inc.
1,404,248
0.5
30,046,052
10.7
Materials : 3.0%
3,162  Air Products and
Chemicals, Inc.
862,341
0.3
9,653
CRH PLC US
1,157,395
0.4
2,678
Ecolab, Inc.
733,397
0.3
20,358  Freeport-McMoRan,
Inc.
798,441
0.3
6,684
Linde PLC US
3,174,900
1.1
15,637
Newmont Corp.
1,318,355
0.5
310
Sherwin-Williams Co.
107,341
0.0
1,173
Southern Copper Corp.
142,355
0.1
8,294,525
3.0
Real Estate : 1.7%
1,391
Equinix, Inc.
1,089,487
0.4
13,203
Prologis, Inc.
1,512,008
0.5
1,950
Public Storage
563,257
0.2
9,525
Welltower, Inc.
1,696,783
0.6
4,861,535
1.7
Utilities : 3.2%
7,615  American Electric
Power Co., Inc.
856,688
0.3
4,458  Constellation Energy
Corp.
1,466,994
0.5
12,131
Dominion Energy, Inc.
742,053
0.3
11,073
Duke Energy Corp.
1,370,284
0.5
29,352
NextEra Energy, Inc.
2,215,782
0.8
9,279
Sempra Energy
834,924
0.3
15,684
Southern Co.
1,486,373
0.5
8,973,098
3.2
Total Common Stock
(Cost $159,291,433)
279,022,875
99.4

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Large Cap
Value Index Portfolio
Shares Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 0.4%
11,362  iShares Russell Top
200 Value ETF
$ 998,492
0.4
Total Exchange-Traded
Funds
(Cost $901,765)
998,492
0.4
Total Long-Term
Investments
(Cost $160,193,198)
280,021,367
99.8
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.2%
Mutual Funds : 0.2%
681,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.050%
(Cost $681,000) $ 681,000 0.2
Total Short-Term
Investments
(Cost $681,000)
681,000
0.2
Total Investments in
Securities
(Cost $160,874,198) $ 280,702,367 100.0
Assets in Excess of
Other Liabilities 25,824 0.0
Net Assets $ 280,728,191 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of September 30, 2025.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 25.1%
Health Care 13.6
Industrials 10.9
Information Technology 10.7
Communication Services 10.2
Consumer Staples 8.3
Consumer Discretionary 7.2
Energy 5.5
Utilities 3.2
Materials 3.0
Real Estate 1.7
Exchange-Traded Funds 0.4
Short-Term Investments 0.2
Liabilities in Excess of Other Assets 0.0
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Large Cap
Value Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Common Stock* $ 279,022,875 $ — $ — $ 279,022,875
Exchange-Traded Funds 998,492 — — 998,492
Short-Term Investments 681,000 — — 681,000
Total Investments, at fair value $ 280,702,367 $ — $ — $ 280,702,367
Other Financial Instruments+
Futures 11,861 — — 11,861
Total Assets $ 280,714,228 $ — $ — $ 280,714,228
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2025, the following futures contracts were outstanding for Voya Russell™ Large Cap Value Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
S&P 500 E-Mini 2 12/19/25 $ 673,875 $ 11,861
$ 673,875 $ 11,861
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 123,097,657
Gross Unrealized Depreciation (3,269,487)
Net Unrealized Appreciation $ 119,828,170